Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Debt Instrument [Line Items]
Amount of restricted net assets		$ 3,900
Successor
Debt Instrument [Line Items]
Special dividend	$ (992)	$ 0
Dividends per share	$ 2.32	$ 0.00
Effects related to pension and other retirement benefit obligations (net of tax (benefit) expense of $(6), $3, $— and $—)	$ (6)	$ 23
Successor | Vistra Operations Company LLC [Member] | Vistra Energy Corp. [Member]
Debt Instrument [Line Items]
Maximum allowable distribution to parent company by consolidated subsidiary without consent		1,000
Cash dividends paid to parent company by consolidated subsidiaries		$ 1,100